Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2015		$ 21		$ 44,101	$ (38)	$ 68,750	$ 112,834
Balance, shares at Dec. 31, 2015	[1]	7,284,344
Exercise of options and RSUs	[2]	$ 1		951			952
Exercise of options and RSUs, shares	[1],[2]	97,269
Share-based compensation				1,781			1,781
Dividend						(7,312)	(7,312)
Net income						13,137	13,137
Balance at Dec. 31, 2016		$ 22		46,833	(38)	74,575	121,392
Balance, shares at Dec. 31, 2016	[1]	7,381,613
Exercise of options and RSUs	[2]		[3]	2,651			2,651
Exercise of options and RSUs, shares	[1],[2]	167,918
Share-based compensation				2,425			2,425
Dividend						(7,382)	(7,382)
Net income						21,714	21,714
Balance at Dec. 31, 2017		$ 22		51,909	(38)	88,907	140,800
Balance, shares at Dec. 31, 2017	[1]	7,549,531
Exercise of options and RSUs	[2]		[3]	288			288
Exercise of options and RSUs, shares	[1],[2]	9,674
Share-based compensation				2,424			2,424
Net income						14,637	14,637
Balance at Dec. 31, 2018		$ 22		$ 54,621	$ (38)	$ 103,544	$ 158,149
Balance, shares at Dec. 31, 2018	[1]	7,559,205

[1]	Net of 14,971 shares held by Silicom Inc.
[2]	Restricted share units (hereinafter - "RSUs")
[3]	Less than 1 thousand.